Restructuring Costs, Net - Summary of Activities in Accrued Restructuring Reserves, Including Pension Curtailments and Settlements (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Restructuring Cost and Reserve [Line Items]
Beginning Balance			$ 1,400,000	$ 2,200,000
Charges	5,823,000	827,000	14,200,000	2,936,000
Usage			(15,100,000)	(4,000,000)
Ending Balance	500,000	1,100,000	500,000	1,100,000
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance			1,400,000	1,300,000
Charges			3,300,000	2,000,000
Usage			(4,200,000)	(2,300,000)
Ending Balance	500,000	1,000,000	500,000	1,000,000
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Charges			300,000	800,000
Usage			(300,000)	(800,000)
Pension Curtailment and Settlements [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance				900,000
Charges				(300,000)
Usage				(500,000)
Ending Balance		100,000		100,000
Other [Member]
Restructuring Cost and Reserve [Line Items]
Charges			10,600,000	400,000
Usage			$ (10,600,000)	$ (400,000)